Income Taxes - Schedule of Net Operating Loss Carry Forwards (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
US [Member]
Schedule of Net Operating Loss Carry Forwards[Line Items]
Operating loss carry forwards Amount	$ 3,257,086
Operating loss carry forwards Expiration year	Indefinite
2043 [Member] | US [Member]
Schedule of Net Operating Loss Carry Forwards[Line Items]
Operating loss carry forwards Amount	$ 2,426,941
Operating loss carry forwards Expiration year	2043 years
Tax Year 2044 [Member] | US [Member]
Schedule of Net Operating Loss Carry Forwards[Line Items]
Operating loss carry forwards Amount	$ 821,964
Operating loss carry forwards Expiration year	2044 years
2031-2034 [Member] | Japan [Member]
Schedule of Net Operating Loss Carry Forwards[Line Items]
Operating loss carry forwards Amount	$ 4,528,302
2031-2034 [Member] | Minimum [Member] | Japan [Member]
Schedule of Net Operating Loss Carry Forwards[Line Items]
Operating loss carry forwards Expiration year	2031 years
2031-2034 [Member] | Maximum [Member] | Japan [Member]
Schedule of Net Operating Loss Carry Forwards[Line Items]
Operating loss carry forwards Expiration year	2034 years